Inventories	6 Months Ended
Jun. 30, 2018
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Inventories

NOTE 12 - INVENTORIES

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Finished goods	182	164
Work in progress	388	332
Raw materials	137	111
Stores and supplies	66	64
Adjustments(A)	(28)	(28)

Total inventories	745	643

(A)	Includes Net realizable value adjustments.

Constellium records inventories at the lower of cost and net realizable value. Any change in the net realizable value adjustment on inventories is included in Cost of sales in the Unaudited Interim Consolidated Income Statement.